Investment in affiliates and available-for-sale securities (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended			3 Months Ended			5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 03, 2019	Jan. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 21, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	May 21, 2019	Jun. 30, 2019	Jun. 30, 2018	Nov. 14, 2018	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/ earnings of affiliated companies						$ (16,779)	$ (3,025)			$ (12,502)	$ (9,489)
Investments in affiliates						72,512	174,263			72,512	174,263		$ 91,111
Dividends received										2,919	2,919
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/ earnings of affiliated companies						$ 328	473			$ 656	946
General partner interest of Navios Holdings			2.00%		2.00%			2.00%					2.00%
Partners capital account units acquisitions			7,775					27,960					29,888
Payments to acquire investment			$ 8		$ 714			$ 64					$ 27
Partners capital account acquisitions					$ 5,000
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Number of shares issued-common stock					18,422,000
Private placement of units to directors and/or officers			380,952					1,370,044					1,464,494
Stockholders' equity, Reverse stock split									1-for-15 reverse stock split
Navios Partners | Share Repurchase Program
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount		$ 50,000
Stock repurchase program period in force		2 years
Number of shares repurchased										3,503,908
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Stockholders' equity, Reverse stock split												1-for-15 reverse stock split
Navios Acquisition | Share Repurchase Program
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount				$ 25,000
Stock repurchase program period in force				2 years
Number of shares repurchased										735,251
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common units held by Navios Holdings						2,070,216				2,070,216
General Partner units held by Navios Holdings						230,524				230,524
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						$ 120,238				$ 120,238			$ 126,034
Equity in net (losses)/ earnings of affiliated companies						$ 902	5,642			$ 3,153	9,448
Ownership percentage of Navios Holdings						20.50%				20.50%
General partner interest of Navios Holdings										2.10%
Investments in affiliates						$ 30,453				$ 30,453			29,328
Dividends received						690	690			1,380	690
Market value of the investment						31,060				31,060
Other than temporary impairment loss on investments													55,524
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						85,112				85,112			87,500
Equity in net (losses)/ earnings of affiliated companies						$ (4,728)	(9,321)			$ (3,262)	(20,192)
Ownership percentage of Navios Holdings						36.00%				36.00%
Investments in affiliates						$ 30,650				$ 30,650			$ 50,374
Dividends received						2,766	$ 1,460			2,919	$ 2,919
Market value of the investment						30,650				$ 30,650
Other than temporary impairment loss on investments						$ 13,543